Note 41 - Parenthetical Information Regulatory Capital (Detail: Text Values) - Dec. 31, 2023 € in Millions, shares in Millions, $ in Billions	EUR (€) shares	USD ($) shares
Approval from the 2022 Annual General Meeting (AGM) to buy back shares before end of April 2027 [Abstract]
Approval from the 2022 AGM to buy back shares before end of April 2027 (in percent)	10.00%	10.00%
Of which can be purchased by using derivatives (in percent)	5.00%	5.00%
Of which derivatives with a maturity exceeding 18 months in percent	2.00%	2.00%
Approval from the 2022 Annual General Meeting AGM to buy back shares before end of April 2027 (number of shares)	206.6	206.6
Of which can be purchased by using derivatives	103.3	103.3
Shares purchased during the period from the 2022 Annual General Meeting until the 2023 Annual General Meeting [Abstract]
Number of shares purchased for equity compensation purposes	36.3	36.3
Thereof purchased by exercising call options	22.7	22.7
New call options were purchased for equity compensation purposes in upcoming periods	30.2	30.2
Number of shares held in Treasury from buybacks as of 2023 AGM	5.0	5.0
Approval from the 2023 Annual General Meeting AGM to buy back shares before end of April 2028 [Abstract]
Approval from the 2023 AGM to buy back shares before end of April 2028 in percent	10.00%	10.00%
Of which can be purchased by using derivatives in percent	5.00%	5.00%
Of which derivatives with a maturity exceeding 18 months in percent	2.00%	2.00%
Approval from the 2023 Annual General Meeting AGM to buy back shares before end of April 2028 number of shares	204.0	204.0
Of which can be purchased by using derivatives	102.0	102.0
Shares purchased during the period from the 2023 Annual General Meeting until the December 31 2023 [Abstract]
Number of shares held in Treasury from buybacks as of December 31 2023	48.2	48.2
Number of shares purchased for cancellation with the purpose of distributing capital to shareholders Dec 2023	45.5	45.5
Number of shares purchased for shares to be used for equity compensation purposes in upcoming periods Dec 23	2.7	2.7
Issue participatory notes and other hybrid debt securities on or before April 30 2027 [Abstract]
Additional Tier 1 capital authorized amount | €	€ 9,000
Issued in November 2022 | €	1,250
Eligible AT1 instruments Based on the current CRR as of December 2023 [Abstract]
Eligible AT1 instruments Based on the current CRR in Euro mn | €	8,600
Tier 2 capital instruments amount in Euro mn | €	8,600
Notional of Tier 2 capital instruments in Euro mn | €	11,500
Notional of Tier 2 capital instruments in USD | $		$ 1.5
Tier 2 capital instruments issued in 2023 | €	1,400
Tier 2 capital instruments matured in 2023 | €	€ 132,500